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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22004

ING Asia Pacific High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Asia Pacific High Dividend Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 89.6%
		Australia: 25.5%
175,214	S	Australia & New Zealand Banking Group Ltd.	$3,316,026
239,369	S	BHP Billiton Ltd.	7,765,168
101,224	S	Commonwealth Bank of Australia	4,434,984
77,276	S	CSL Ltd.	2,047,569
526,697	S	Foster’s Group Ltd.	2,445,943
47,496		Macquarie Group Ltd.	1,751,350
162,313	S	National Australia Bank Ltd.	3,381,481
45,288	S	Newcrest Mining Ltd.	1,221,495
88,942	S	Orica Ltd.	1,893,186
86,444	S	Origin Energy Ltd.	1,085,648
87,664	S	QBE Insurance Group Ltd.	1,445,758
48,069	S	Rio Tinto Ltd.	2,739,942
101,712	S	Santos Ltd.	1,062,486
170,000	S	Suncorp-Metway Ltd.	1,162,558
342,950		TABCORP Holdings Ltd.	1,928,263
585,263		Tattersall’s Ltd.	1,174,599
457,707	S	Telstra Corp. Ltd.	1,140,719
89,815	S	Wesfarmers Ltd.	2,184,971
206,365	S	Westpac Banking Corp.	4,050,384
62,818	S	Woodside Petroleum Ltd.	2,294,792
83,916	S	Woolworths Ltd.	1,871,005
			50,398,327
		China: 11.7%
2,178,000		Anhui Expressway Co., Ltd.	1,323,152
5,956,000		Bank of China Ltd.	2,959,982
1,001,000		China Coal Energy Co. - Class H	1,354,213
3,630,000		China Construction Bank	2,902,898
696,000		China Life Insurance Co., Ltd.	3,047,035
2,404,000		China Petroleum & Chemical Corp.	1,899,932
2,668,000		Datang International Power Generation Co., Ltd.	1,069,238
3,529,000		Industrial and Commercial Bank of China Ltd.	2,596,447
1,432,000		Jiangsu Expressway Co., Ltd.	1,281,441
2,228,000		PetroChina Co., Ltd.	2,428,985
4,438,000		Renhe Commercial Holdings Co. Ltd	960,839
65,600		Tencent Holdings Ltd.	1,255,136
			23,079,298
		Hong Kong: 14.3%
894,500		BOC Hong Kong Holdings Ltd.	1,993,512
194,000		Cheung Kong Holdings Ltd.	2,192,366
592,000		China Everbright Ltd.	1,293,469
516,000		China Merchants Holdings International Co., Ltd.	1,585,958
499,000		China Mobile Ltd.	4,670,607
900,000		China Resources Land Ltd.	1,678,438
1,529,000		CNOOC Ltd.	2,359,284
167,209		Esprit Holdings Ltd.	943,700
93,900		Hang Seng Bank Ltd.	1,256,482
82,100		Hong Kong Exchanges and Clearing Ltd.	1,266,561
227,000		HongKong Electric Holdings	1,340,499
198,000		Hutchison Whampoa Ltd.	1,234,560
268,000		Li & Fung Ltd.	1,183,559
509,000		Shanghai Industrial Holdings Ltd.	2,044,227
143,000		Sun Hung Kai Properties Ltd.	1,894,727
255,000		Wharf Holdings Ltd.	1,249,624
			28,187,573
		India: 5.9%
31,025		HDFC Bank Ltd.	1,263,593
93,402		ICICI Bank Ltd.	1,725,245
55,944		Infosys Technologies Ltd.	3,218,365
76,700		Oil & Natural Gas Corp. Ltd.	1,859,405
116,200		Reliance Industries Ltd.	2,579,539

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2010 (Unaudited) (continued)

Shares			Value
		India (continued)
72,544		Sterlite Industries India Ltd.	$1,041,043
			11,687,190
		Indonesia: 2.2%
1,596,000		Bank Rakyat Indonesia	1,444,370
349,500		PT Astra International Tbk	1,573,565
1,619,500		Telekomunikasi Indonesia Tbk PT	1,336,621
			4,354,556
		Malaysia: 3.1%
1,051,600		Commerce Asset Holdings BHD	2,164,953
192,500		Digi.com BHD	1,324,157
354,302		Public Bank BHD	1,229,880
1,753,000		Resorts World BHD	1,411,433
			6,130,423
		New Zealand: 0.5%
862,079		Telecom Corp. of New Zealand Ltd.	1,090,016
			1,090,016
		Philippines: 0.5%
18,520		Philippine Long Distance Telephone Co.	951,360
			951,360
		Singapore: 4.8%
238,500		DBS Group Holdings Ltd.	2,347,907
320,000		Keppel Corp. Ltd.	1,990,532
881,000		Singapore Press Holdings Ltd.	2,347,979
758,000		Singapore Telecommunications Ltd.	1,552,262
90,000		United Overseas Bank Ltd.	1,166,175
			9,404,855
		South Korea: 8.3%
96,300		Kangwon Land, Inc.	1,350,131
45,262		KB Financial Group, Inc.	1,831,651
206,370		Korea Exchange Bank	2,168,444
29,990		KT&G Corp.	1,454,819
28,498		LG Corp.	1,586,889
4,785		Posco	1,864,733
7,383		Samsung Electronics Co., Ltd.	4,778,207
9,687		SK Telecom Co., Ltd.	1,288,959
			16,323,833
		Taiwan: 10.8%
682,587		Acer, Inc.	1,708,142
1,008,370		Asia Cement Corp.	864,089
2,270,200		China Steel Corp.	2,147,802
779,550		Chunghwa Telecom Co., Ltd.	1,492,573
2,654,975		First Financial Holding Co., Ltd.	1,360,308
169,396		High Tech Computer Corp.	2,291,879
662,400		HON HAI Precision Industry Co., Ltd.	2,618,290
71,000		MediaTek, Inc.	1,137,209
1,247,350		Quanta Computer, Inc.	2,238,636
455,000		Taiwan Fertilizer Co., Ltd.	1,260,265
1,642,052		Taiwan Semiconductor Manufacturing Co., Ltd.	3,011,005
684,083		Wistron Corp.	1,122,330
			21,252,528
		Thailand: 2.0%
457,800		Kasikornbank PCL	1,203,274
178,000		PTT PCL	1,320,530
202,700		Siam Cement PCL	1,516,698
			4,040,502
		Total Common Stock
		(Cost $170,525,312)	176,900,461
REAL ESTATE INVESTMENT TRUSTS: 2.9%
		Australia: 1.1%
193,000	S	Westfield Group	2,075,262
			2,075,262
		Singapore: 1.8%
3,452,000		Ascendas India Trust	2,208,495
990,733		Ascendas Real Estate Investment Trust	1,343,900
			3,552,395
		Total Real Estate Investment Trusts
		(Cost $6,067,486)	5,627,657

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2010 (Unaudited) (continued)

Shares				Value
EXCHANGE-TRADED FUNDS: 2.4%
		South Korea: 2.4%
271,052		Samsung Kodex200 Exchange Traded Fund		$4,830,450

		Total Exchange-Traded Funds
		(Cost $2,652,883)		4,830,450
PREFERRED STOCK: 2.2%
		South Korea: 2.2%
45,460		Hyundai Motor Co.		1,976,334
5,401		Samsung Electronics Co., Ltd.		2,304,127
		Total Preferred Stock
		(Cost $3,611,161)		4,280,461
		Total Investments in Securities
		(Cost $182,856,842)*	97.1%	$191,639,029
		Other Assets and Liabilities - Net	2.9	5,697,460
		Net Assets	100.0%	$197,336,489

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $185,473,835.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$29,546,172
		Gross Unrealized Depreciation		(23,380,978)
		Net Unrealized Appreciation		$6,165,194

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	7.0%
Consumer Staples	4.0
Energy	9.3
Financials	34.7
Health Care	1.0
Industrials	5.6
Information Technology	13.1
Materials	11.3
Telecommunication Services	7.5
Utilities	1.2
Other Long-Term Investments	2.4
Other Assets and Liabilities - Net	2.9
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	5/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$50,398,327	$—	$50,398,327
China	2,428,985	20,650,313	—	23,079,298
Hong Kong	—	28,187,573	—	28,187,573
India	—	11,687,190	—	11,687,190
Indonesia	—	4,354,556	—	4,354,556
Malaysia	—	6,130,423	—	6,130,423
New Zealand	—	1,090,016	—	1,090,016
Philippines	—	951,360	—	951,360
Singapore	—	9,404,855	—	9,404,855
South Korea	—	16,323,833	—	16,323,833
Taiwan	—	21,252,528	—	21,252,528
Thailand	—	4,040,502	—	4,040,502
Total Common Stock	2,428,985	174,471,476	—	176,900,461
Real Estate Investment Trusts	2,208,495	3,419,162	—	5,627,657
Exchange-Traded Funds	4,830,450	—	—	4,830,450
Preferred Stock	—	4,280,461	—	4,280,461
Total Investments, at value	$9,467,930	$182,171,099	$—	$191,639,029

Liabilities Table
Other Financial Instruments+:
Written options	—	(258,794)	—	(258,794)
Total Liabilities	$—	$(258,794)	$—	$(258,794)

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2010 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value

4,675	Deutsche Bank	Australia S&P/ASX 200 Index	06/10/10	4,605.6600	AUD	$498,870	$(82,538)
4,850	Merrill Lynch	Hong Kong Hang Seng Index	06/10/10	20,109.1500	HKD	359,826	(143,949)
50,900,000	Citigroup	Korea KOSPI 200 Index	06/10/10	219.8110	KRW	229,661	(22,210)
33,600	Morgan Stanley	Taiwan TAIEX Index	06/10/10	7,675.9135	TWD	181,302	(10,097)

						$1,269,659	$(258,794)

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of May 31, 2010:

Derivatives Fair Value*
Equity contracts	$(258,794)
Total	$(258,794)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Asia Pacific High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 21, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 21, 2010